Summary of significant accounting policies - Schedule of Changes in Financial Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of convertible notes	$ 13,400
Fair value losses on issue date and conversion dates	$ 7,690
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) On Fair Value Adjustments Of Convertible Debt
Conversion of convertible notes	$ (21,090)